Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Revenues, net	$ 25,341	$ 21,711	$ 27,753
Revenues Derived from Spot Charters, Net [Member]
Product Information [Line Items]
Revenues, net	13,711	7,022	8,067
Revenues Derived from Time Charters, Net [Member]
Product Information [Line Items]
Revenues, net	$ 11,630	$ 14,689	$ 19,686